Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Subsidiary One [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		New Pacific Offshore Inc.
Principal activity		Holding company
Country of incorporation	[1]	BVI (i)
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Two [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		SKN Nickel & Platinum Ltd.
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Three [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		Glory Metals Investment Corp. Limited
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Four [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		New Pacific Investment Corp. Limited
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Five [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		New Pacific Andes Corp. Limited
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Six [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		Fortress Mining Inc.
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Seven [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		Minera Alcira S.A.
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Mineral properties		Silver Sand
Subsidiary Eight [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		NPM Minerales S.A.
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Nine [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		Colquehuasi S.R.L.
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Mineral properties		Silverstrike
Subsidiary Ten [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		Minera Hastings S.R.L.
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Mineral properties		Carangas
Subsidiary Eleven [Member]
Significant Accounting Policies (Details) - Schedule of significant subsidiaries consolidated [Line Items]
Name of subsidiaries		Qinghai Found Mining Co., Ltd.
Principal activity		Mining company
Country of incorporation		China
Proportion of ownership interest held		82.00%	82.00%
Mineral properties		RZY

[1]	British Virgin Islands (“BVI”)